Financial instruments and risk management (Details) - Schedule of carrying amounts of financial assets and financial liabilities - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Financial instruments and risk management (Details) - Schedule of carrying amounts of financial assets and financial liabilities [Line Items]
Maximum exposure to credit risk	$ 11,268,910	$ 1,464,760
Cash and cash equivalents [Member]
Financial instruments and risk management (Details) - Schedule of carrying amounts of financial assets and financial liabilities [Line Items]
Maximum exposure to credit risk	11,258,870	1,384,720
Other receivables [Member]
Financial instruments and risk management (Details) - Schedule of carrying amounts of financial assets and financial liabilities [Line Items]
Maximum exposure to credit risk	$ 10,040	$ 80,040